                                                                                Jocelyn Liu
                                                                                Assistant Counsel
                                                                                Allstate Insurance Company
                                                                                Phone: 847.402.5745
                                                                                Email: Jocelyn.Liu@Allstate.com

VIA EDGAR TRANSMISSION

September 17, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:      Allstate Life of New York Separate Account A ("Registrant")
         Allstate Life Insurance Company of New York ("Depositor")
         Post-Effective Amendment No. 11 to Form N-4 Registration Statement
         Certification Pursuant to Rule 497(j) of the Securities Act of 1933
         (File Nos. 333-143228 and 811-07467; CIK No.  948255)

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:
1.       In connection with the above-referenced Registration Statement, the form of Prospectus Supplement that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent
         Registration Statement or amendment, and
2.       The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (847)-402-5745.

Very truly yours,

/s/ JOCELYN LIU

Jocelyn Liu